Determination of fair values - Changes in Level 3 Items (Details) - Level 3 $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 USD ($)
LPP put option liability
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance	$ 531		$ 1,036
Business combinations			0
Acquisition	0
Settlement	0
Fair value remeasurement	(531)		(505)
Ending balance	0		531
Contingent considerations
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance	3,004		0
Business combinations			3,004
Acquisition	0
Settlement	(2,012)
Fair value remeasurement	(992)		0
Ending balance	0		3,004
Contingent considerations | Maximum
Reconciliation of changes in fair value measurement, liabilities [abstract]
Ending balance	244,315	$ 331,658
Advances to a third party independent sales organization
Changes in fair value measurement, assets [abstract]
Beginning balance	16,616		46,680
Business combinations			0
Acquisition	0
Merchant residuals received, net of interest on advances to a third parties	(1,495)		(6,468)
Settlement of advances to a third party	(12,967)		(23,687)
Fair value remeasurement	0		91
Ending balance	2,154		16,616
Investments
Changes in fair value measurement, assets [abstract]
Beginning balance	1,148		1,148
Business combinations			0
Acquisition	1,000
Fair value remeasurement	0		0
Ending balance	$ 2,148		$ 1,148